Financial Risk Management - Sensitivity to Changes In Fair Value From Short-term Investments (Parenthetical) (Details)	Dec. 31, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Fair value adjustment percentage	10.00%